Organization and Principal Activities - Financial Information of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	$ 50,138		¥ 416,483		¥ 344,722
Accounts receivable, net	2,095		7,236		14,403
Prepayments and other current assets	15,933		21,907		109,552
Total current assets	126,795		481,048		871,784
Non-current assets
Property and equipment, net	6,197		11,779		42,606
Other non-current assets	1,747		1,498		12,011
Deferred tax assets	2,464				16,940
Total non-current assets	11,433		13,277		78,599
Total assets	138,228		494,325		950,383
Current liabilities
Accounts payable	10,117		65,236		69,558
Deferred revenue, current	69,463		115,537		477,595
Salary and welfare payable	15,754		46,817		108,317
Tax payable	8,564		15,763		58,881
Total current liabilities	106,242		288,500		730,457
Deferred revenue, non-current	5		908		32
Total non-current liabilities	150		1,908		1,032
Total liabilities	106,392		290,408		731,489
Net revenues	92,680	¥ 637,224	165,561	¥ 12,332
Net loss	(70,986)	(488,066)	(242,760)	(89,169)
Net cash provided by /(used in) operating activities	(16,427)	(112,942)	(60,120)	(38,591)
Net cash used in investing activities	(60,754)	(417,716)	69,901	(121,677)
Net cash provided by financing activities	64,574	443,978	377,191
Net increase in cash and cash equivalents	$ (12,607)	(86,680)	386,972	(160,268)
Variable Interest Entities [Member]
Current assets
Cash and cash equivalents			20,266		58,068
Accounts receivable, net			7,236		14,403
Amounts due from inter-company entities			8,747		3,185
Prepayments and other current assets			19,571		93,320
Total current assets			55,820		168,976
Non-current assets
Property and equipment, net			2,803		15,004
Other non-current assets			962		7,250
Deferred tax assets					16,940
Total non-current assets			3,765		39,194
Total assets			59,585		208,170
Current liabilities
Accounts payable			64,404		58,038
Amounts due to inter-company entities			8,169		144,029
Deferred revenue, current			115,537		477,595
Salary and welfare payable			10,639		44,774
Tax payable			7,598		46,031
Accrued liabilities and other current liabilities			40,972		14,999
Total current liabilities			247,319		785,466
Deferred revenue, non-current			908		32
Other non-current liabilities			1,000		1,000
Total non-current liabilities			1,908		1,032
Total liabilities			249,227		¥ 786,498
Net revenues		637,034	165,153	12,295
Net loss		(387,668)	(170,886)	(31,671)
Net cash provided by /(used in) operating activities		48,285	(15,837)	2,200
Net cash used in investing activities		(15,538)	(3,172)	(102)
Net cash provided by financing activities		5,055	36,797
Net increase in cash and cash equivalents		¥ 37,802	¥ 17,788	¥ 2,098